Abacus Settlements LLC - RELATED-PARTY TRANSACTIONS - Narrative (Details)	3 Months Ended							6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) insurance_contract	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) insurance_contract	Jun. 30, 2023 USD ($) INSURANCE_CONTRACT	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) insurance_contract	Sep. 30, 2022 USD ($) INSURANCE_CONTRACT	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) insurance_contract	Jun. 30, 2023 USD ($) INSURANCE_CONTRACT	Sep. 30, 2023 USD ($) INSURANCE_CONTRACT	Sep. 30, 2022 USD ($) insurance_contract	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Total cost of revenue	$ 3,364,957				$ 1,754,894						$ 4,827,907	$ 3,840,969	$ 6,245,131	$ 735,893
Other assets	$ 998,469										$ 998,469		0
Related Party | Nova Funds
Related Party Transaction [Line Items]
Total policies | insurance_contract	7
Face value	$ 46,650,000												87,143,005	106,633,792
Origination revenue percent	2.00%										2.00%
Origination revenue											$ 20,000
Revenue	$ 254,517
Affiliated Entity | Nova Funds
Related Party Transaction [Line Items]
Revenue	$ 168,899				132,220						$ 711,975	752,379	$ 818,300	$ 699,884
Abacus Settlements, LLC
Related Party Transaction [Line Items]
Revenue		$ 6,884,690			6,031,480			$ 13,184,676				19,046,144
Total cost of revenue		4,897,980			3,864,079			9,293,303				12,651,704
Abacus Settlements, LLC | Related Party
Related Party Transaction [Line Items]
Revenue		5,195,602			4,264,628			9,931,938				14,094,223
Total cost of revenue		3,392,647			2,930,990			6,558,354				$ 8,453,302
Abacus Settlements, LLC | Related Party | Nova Funds
Related Party Transaction [Line Items]
Total policies			38	38		82	82		72	72	265	265
Face value		$ 56,688,680			93,605,072			$ 96,674,080			$ 376,409,910	$ 376,409,910
Origination revenue percent		2.00%	2.00%	2.00%				2.00%	2.00%	2.00%
Origination revenue								$ 20,000
Revenue		$ 1,579,864			8,244,271			3,093,797			$ 8,244,271
Abacus Settlements, LLC | Related Party | LMA
Related Party Transaction [Line Items]
Other assets		19,246	$ 19,246	$ 19,246	190,805	$ 190,805	$ 190,805	19,246	$ 19,246	$ 19,246		190,805
Abacus Settlements, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Revenue		3,615,738			1,155,000			6,838,141				2,066,700
Total cost of revenue		2,623,201			1,055,000			5,020,603				1,667,700
Abacus Settlements, LLC | Affiliated Entity | LMA
Related Party Transaction [Line Items]
Revenue		3,615,739			955,000			6,794,641				1,425,200
Total cost of revenue		$ 2,623,201			$ 875,000			$ 5,012,103				$ 1,201,200
Abacus Settlements, LLC | Nova Funds
Related Party Transaction [Line Items]
Ownership percentage		11.00%	11.00%	11.00%				11.00%	11.00%	11.00%			11.00%